Rule 497(e)
                                      Registration Nos. 333-168727 and 811-22452



                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                                  (THE "FUND")

                        SUPPLEMENT DATED MARCH 18, 2015

         TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR
                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND

                              DATED MARCH 2, 2015


      Effective on or about March 23, 2015, all current Class R3 shares of the Fund will be liquidated and no new Class R3 shares will be available for purchase. All references to Class R3 shares in the prospectus and statement of additional information are hereby deleted.



           PLEASE KEEP THIS WITH YOUR FUND'S PROSPECTUS AND STATEMENT
                 OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE